Profit (Loss) Per Share - Schedule of Basic and Dilued (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Dilued [Abstract]
Profit (loss) from continuing operations (in Dollars)	$ 5,780	$ (5,607)	$ (12,456)
The weighted average of the number of ordinary shares in issue	66,438	41,435	31,594
Basic profit (loss) per share from continuing operations (in Dollars per share)	$ 0.09	$ (0.14)	$ (0.39)
Profit (loss) from continuing operations, used in computation of basic profit (loss) per share (in Dollars)	$ 5,780	$ (5,607)	$ (12,456)
Adjustments (in Dollars)
Total profit (loss) from continuing operations (in Dollars)	$ 5,780	$ (5,607)	$ (12,456)
The weighted average of the number of ordinary shares in issue used in computation of basic profit (loss) per share from continuing operations	66,438	41,435	31,594
Adjustments (in thousands):
Options and RSUs	4,135
Warrants in connection with public and private offerings	1,303
Total weighted average of the number of ordinary shares	71,876	41,435	31,594
Diluted profit (loss) per share from continuing operations (in Dollars per share)	$ 0.08	$ (0.14)	$ (0.39)